European Union's Emissions Trading System	6 Months Ended
Jun. 30, 2025
European Unions Emissions Trading System
European Union's Emissions Trading System

15. European Union’s Emissions Trading System

As of June 30, 2025, the Company has recognized European Union Allowances (“EUAs”) at the amount of $26,076. The amount of $12,970 to be surrendered by September 30, 2025, is included in accrued liabilities in the accompanying consolidated balances sheets and the amount of $13,106 to be surrendered by September 30, 2026, is included in accrued liabilities, net of current portion, in the accompanying consolidated balances sheets. The amount of $10,285 due to be collected from charterers and are included in trade accounts receivable, net in the accompanying consolidated balance sheets as of June 30, 2025, and the amount of $6,361 has been purchased and/or already received from charterers and are included in advances and other in the accompanying consolidated balance sheets as of June 30, 2025.

As of December 31, 2024, the Company has recognized EUAs amounting to $12,945, to be surrendered by September 30, 2025, and were included in accrued liabilities in the accompanying consolidated balances sheets. The amount of $6,739, are due to be collected from charterers and are included in trade accounts receivable, net in the accompanying consolidated balance sheets and the amount of $3,670 has been purchased and/or already received from charterers and are included in advances and other in the accompanying consolidated balance sheets.

The value of EUAs provided by charterers recognized under voyage revenues in the Company’s consolidated statements of comprehensive income, amounted to $5,097 for the second quarter of 2025 compared to $1,688, for the prior year second quarter, and $8,883 for the first half of 2025 compared to $3,185 for the prior year first half.

The EUAs obligations under the EU ETS recognized under voyage expenses in the Company’s consolidated statements of comprehensive income, amounted to $7,468 for the second quarter of 2025 compared to $2,604, for the prior year second quarter, and $13,025 for the first half of 2025 compared to $5,118 for the prior year first half.

The EUAs obligations are measured at the estimated cost of purchasing credits from the EUA market, based on the voyage completion date. EUAs obligations not reimbursable from charterers are revalued using market prices from an EUA index. During the second quarter of 2025, the Company recorded $715 under voyage expenses in the Company’s consolidated statements of comprehensive income for remeasurement of EUAs obligations, compared to $6, for the prior year second quarter, and the amount of $694 for the first half of 2025, compared to $47 for the prior year first half.